Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at banks	$ 750,696	$ 331,013
Cash on vessels	1,259	1,567
Total cash	$ 751,955	$ 332,580	$ 355,551	$ 376,870